Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	APX Group Holdings, Inc.
Entity Central Index Key	0001584423
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false